STOCK OPTIONS, AWARDS AND WARRANTS (Summary of Stock Options Activity) (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Options
Outstanding at beginning of the period	414,300	575,800
Granted during the period	480,236
Exercised during the period
Forfeited during the period	(366,874)	(161,500)
Outstanding at end of the period	537,662	414,300
Exercisable at end of the period	331,993	288,630
Weighted Average Exercise Price
Outstanding at beginning of the period	$ 6.97	$ 6.97
Granted during the period	3.57
Exercised during the period
Forfeited during the period	4.84	7.26
Outstanding at end of the period	5.94	6.97
Exercisable at end of the period	$ 6.8	$ 6.65